Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenues and Adjusted EBITDA by Segment

	Year ended December 31,

	2019	2018
Revenues
Legal Professionals	2,419	2,373
Corporates	1,321	1,238
Tax & Accounting Professionals	844	794
Reuters News	630	370
Global Print	693	728
Eliminations	(1)	(2)
Consolidated revenues	5,906	5,501

Adjusted EBITDA
Legal Professionals	901	816
Corporates	433	395
Tax & Accounting Professionals	323	273
Reuters News	35	27
Global Print	295	320
Corporate costs	(494)	(466)
Adjusted EBITDA	1,493	1,365
Fair value adjustments (see note 6)	—	5
Depreciation	(154)	(110)
Amortization of computer software	(449)	(400)
Amortization of other identifiable intangible assets	(114)	(109)
Other operating gains, net	423	29
Consolidated operating profit	1,199	780
Net interest expense	(163)	(260)
Other finance (costs) income	(65)	13
Share of post-tax losses in equity method investments	(599)	(233)
Tax benefit (expense)	1,198	(136)
Earnings from continuing operations	1,570	164

Schedule of Other Required Segment Data

	Additions to Capital Assets (1) and Goodwill

	December 31,
	2019	2018
Legal Professionals	679	276
Corporates	127	311
Tax & Accounting Professionals	524	90
Reuters News	228	33
Global Print	5	33
Reportable segments	1,563	743
Corporate assets	245	40
Assets related to discontinued operations	—	347
Total	1,808	1,130
(1) Capital assets include property and equipment, computer software and other identifiable intangible assets.

Summary of geographical information

Geographic Information	Non-Current Assets (2)
	December 31,
	2019	2018
U.S.	7,549	7,845
Canada (country of domicile)	1,035	1,028
Other	233	225
Americas (North America, Latin America, South America)	8,817	9,098
U.K.	1,612	935
Other	1,983	1,935
EMEA (Europe, Middle East and Africa)	3,595	2,870
Asia Pacific	133	106
Total	12,545	12,074
(2)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.

Summary of Revenues by Classes of Similar Products or Services
Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2019	2018
Electronic, software & services	5,213	4,773
Global Print	693	728
Total	5,906	5,501